Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

18Leases

The balance sheet shows the following amounts relating to lease liabilities:

	December 31,	December 31,
	2023	2022
	£ 000	£ 000
Long term lease liabilities	1,977	2,645
Current lease liabilities	643	516
Total lease liabilities	2,620	3,161

Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case, the Company’s incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

18Leases (Continued)

Lease liabilities maturity analysis

A maturity analysis of lease liabilities based on contractual undiscounted gross cash flow is reported below:

	December 31,	December 31,
	2023	2022
	£ 000	£ 000
Less than one year	760	668
Within 2 - 5 years	1,916	2,371
More than 5 years	496	895
Total lease liabilities (undiscounted)	3,172	3,934

Total cash outflows related to leases

Total cash outflows related to leases are presented in the table below:

	December 31,	December 31,
	2023	2022
Payment	£ 000	£ 000
Right of use assets	669	484
Low value leases	—	—
Short term leases	224	190
Total cash outflow	893	674

A reconciliation of the lease creditors is shown below:

£ 000
As at January 1, 2022	1,942
Additions	1,560
Interest element of payments to finance lease creditors	(142)
Principal element of payments to finance lease creditors	(342)
Interest expense of leases	143
As at December 31, 2022	3,161
Additions	182
Reversal of lease liability	(193)
Interest element of payments to finance lease creditors	(199)
Principal element of payments to finance lease creditors	(530)
Interest expense of leases	199
As at December 31, 2023	2,620

Lease creditors relate to property in Bristol and Kemble, UK. The cost, depreciation charge and carrying value for the right-of-use asset is disclosed in note 12 Right of use assets. The interest expense on lease liabilities is disclosed in note 8. Impairment refers to the exercise of contractually available lease break clauses.